SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding	12 Months Ended
	Dec. 31, 2020 £ / shares	Dec. 31, 2019 £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Weighted average exercised price, vested (in GBP per option)	£ 0.61	£ 0.59
Executive Share Plan 2003
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Weighted average exercised price, vested (in GBP per option)	£ 0.36	£ 0.60
SAYE | SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, start of period (in options)	1,068,094,073	802,994,918
Weighted average exercise price of options outstanding, start of period (GBP per option)	£ 0.4455	£ 0.4930
Number of options, granted (in options)	779,229,797	487,654,212
Weighted average exercise price, granted (in GBP per option)	£ 0.2425	£ 0.3987
Number of share options, exercised (in options)	(255,706,663)	(27,303,963)
Weighted average exercise price, exercised (GBP per option)	£ 0.4751	£ 0.5123
Number of options, forfeited (in options)	(6,938,102)	(15,830,204)
Weighted average exercise price, forfeited (in GBP per option)	£ 0.4330	£ 0.4869
Number of options, cancelled (in options)	(389,767,675)	(130,068,149)
Weighted average exercise price, cancelled (in GBP per option)	£ 0.4224	£ 0.4903
Number of options, expired (in options)	(74,772,515)	(49,352,741)
Weighted average exercise price, expired (in GBP per option)	£ 0.4726	£ 0.5874
Number of options outstanding, end of period (in options)	1,120,138,915	1,068,094,073
Weighted average exercise price of options outstanding, end of period (GBP per option)	£ 0.3039	£ 0.4455
Number of options exercisable, end of period (in options)	792,741	227,139
Weighted average exercise price of share options exercisable in share-based payment arrangement (in GBP per option)	£ 0.4749	£ 0.6070
Executive Share Plan 2003 | Executive Share Plan 2003
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, start of period (in options)	7,634,638	10,263,028
Weighted average exercise price of options outstanding, start of period (GBP per option)	£ 0	£ 0
Number of options, granted (in options)	1,990,449	2,336,171
Weighted average exercise price, granted (in GBP per option)	£ 0	£ 0
Number of share options, exercised (in options)	(2,122,302)	(4,455,481)
Weighted average exercise price, exercised (GBP per option)	£ 0	£ 0
Number of share options, vested (in options)	(47,337)	(69,005)
Weighted average exercised price, vested (in GBP per option)	£ 0	£ 0
Number of options, forfeited (in options)	(111,100)	(39,250)
Weighted average exercise price, forfeited (in GBP per option)	£ 0	£ 0
Weighted average exercise price, cancelled (in GBP per option)	£ 0	£ 0
Number of options, expired (in options)	(677,976)	(400,825)
Number of options outstanding, end of period (in options)	6,666,372	7,634,638
Weighted average exercise price of options outstanding, end of period (GBP per option)	£ 0	£ 0
Number of options exercisable, end of period (in options)	3,150,407	2,683,267
Weighted average exercise price of share options exercisable in share-based payment arrangement (in GBP per option)	£ 0	£ 0